Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	ICTS INTERNATIONAL N V
Entity Central Index Key	0001010134
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,036,698
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,221	$ 2,741
Restricted cash	5,407	4,857
Accounts receivable, net	12,372	11,087
Deferred tax assets, net	145	133
Prepaid expenses and other current assets	1,009	809
Current assets from discontinued operations		1,037
Total current assets	20,154	20,664
Property and equipment, net	1,579	1,689
Deferred financing costs, net	123	448
Goodwill	314	314
Other assets	389	398
Non-current assets from discontinued operations		369
Total assets	22,559	23,882
CURRENT LIABILITIES:
Notes payable - bank	8,596	8,086
Accounts payable	4,082	3,542
Accrued expenses and other current liabilities	14,132	12,817
Income taxes payable	1,714	1,560
Current liabilities from discontinued operations	1,937	3,644
Total current liabilities	30,461	29,649
Convertible notes payable to related party, including accrued interest	28,127	20,846
Liability to United States Department of Labor	582	851
Other liabilities	75	150
Total liabilities	59,245	51,496
COMMITMENTS AND CONTINGENCIES (NOTES 13 and 15)
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 17,000,000 shares authorized; 8,036,698 shares issued and outstanding as of December 31, 2012 and 2011, respectively	4,492	4,492
Additional paid-in capital	20,891	20,828
Accumulated deficit	(55,192)	(46,176)
Accumulated other comprehensive loss	(6,877)	(6,758)
Total shareholders' deficit	(36,686)	(27,614)
Total liabilities and shareholders' deficit	$ 22,559	$ 23,882

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	€ 0.45	€ 0.45
Common stock, shares authorized	17,000,000	17,000,000
Common stock, shares issued	8,036,698	8,036,698
Common stock, shares outstanding	8,036,698	8,036,698

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Revenue	$ 102,950	$ 100,327	$ 92,355
Cost of revenue	90,330	87,049	78,686
GROSS PROFIT	12,620	13,278	13,669
Operating expenses:
Research and development	2,264	2,810	1,724
Selling, general, and administrative	15,019	14,983	13,506
Settlement loss, net			1,455
Total operating expenses	17,283	17,793	16,685
OPERATING LOSS	(4,663)	(4,515)	(3,016)
Other expense, net	(3,113)	(695)	(2,220)
LOSS BEFORE EQUITY LOSS FROM INVESTMENT IN AFFILIATE AND INCOME TAX BENEFIT (EXPENSE)	(7,776)	(5,210)	(5,236)
Equity loss from investment in affiliate			(675)
Income tax benefit (expense)	(244)	275	(704)
LOSS FROM CONTINUING OPERATIONS	(8,020)	(4,935)	(6,615)
Income (loss) from discontinued operations, net of income tax benefit of $2,919 in 2011 and $155 in 2010	(996)	2,787	(1,509)
NET LOSS	(9,016)	(2,148)	(8,124)
INCOME (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations	$ (1)	$ (0.62)	$ (0.83)
Discontinued operations	$ (0.12)	$ 0.35	$ (0.19)
Net loss	$ (1.12)	$ (0.27)	$ (1.02)
Weighted average number of shares outstanding	8,036,698	8,014,882	7,949,661
COMPREHENSIVE LOSS
Net loss	(9,016)	(2,148)	(8,124)
Translation adjustment	(119)	68	630
Comprehensive loss	$ (9,135)	$ (2,080)	$ (7,494)

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Tax benefit from discontinued operations		$ 2,919	$ 155

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2009	$ (18,290)	$ 4,409	$ 20,661	$ (35,904)	$ (7,456)
Balance, shares at Dec. 31, 2009		7,890,137
Conversion of convertible notes payable to related party into common stock	250	66	184
Conversion of convertible notes payable to related party into common stock, shares		119,048
Net loss	(8,124)			(8,124)
Translation adjustment	630				630
Balance at Dec. 31, 2010	(25,534)	4,475	20,845	(44,028)	(6,826)
Balance, shares at Dec. 31, 2010		8,009,185
Exercise of stock options		17	(17)
Exercise of stock options, shares		27,513
Net loss	(2,148)			(2,148)
Translation adjustment	68				68
Balance at Dec. 31, 2011	(27,614)	4,492	20,828	(46,176)	(6,758)
Balance, shares at Dec. 31, 2011	8,036,698	8,036,698
Exercise of stock options, shares
Stock-based compensation	63		63
Net loss	(9,016)			(9,016)
Translation adjustment	(119)				(119)
Balance at Dec. 31, 2012	$ (36,686)	$ 4,492	$ 20,891	$ (55,192)	$ (6,877)
Balance, shares at Dec. 31, 2012	8,036,698	8,036,698

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,016)	$ (2,148)	$ (8,124)
Income (loss) from discontinued operations	(996)	2,787	(1,509)
Loss from continuing operations	(8,020)	(4,935)	(6,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	734	620	713
Amortization of deferred financing costs	325	202
Bad debt expense	46	158	138
Deferred income taxes	(10)	18	(151)
Equity loss from investment in affiliate			675
Loss on sale of property and equipment			31
Write-off of receivable from United States Transportation Security Administration			3,000
Reduction in liability to United States Department of Labor			(1,545)
Stock-based compensation	63
Changes in assets and liabilities:
Accounts receivable, net	(1,230)	(12)	(1,081)
Prepaid expenses and other current assets	(192)	(243)	307
Other assets	3	219	(216)
Accounts payable	512	986	13
Accrued expenses and other current liabilities	1,157	1,042	2,419
Income taxes payable	152	(1,849)	(303)
Liability to United States Department of Labor	(268)	(340)	(100)
Other liabilities	(92)	51	(92)
Net cash used in discontinued operations	(1,296)	(2,268)	(2,542)
Net cash used in operating activities	(8,116)	(6,351)	(5,349)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(643)	(843)	(562)
Investment in affiliate			(675)
Proceeds from sale of property and equipment	39		156
Change in restricted cash	(530)	125	295
Net cash used in discontinued operations		(8)	(23)
Net cash used in investing activities	(1,134)	(726)	(809)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings (repayments) under old line of credit, net		(6,600)	530
Borrowings under new line of credit, net	510	8,086
Net proceeds from convertible notes payable to related party	6,863	6,741	5,372
Payment of financing costs		(450)
Net cash provided by financing activities	7,373	7,777	5,902
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	357	(719)	112
DECREASE IN CASH AND CASH EQUIVALENTS	(1,520)	(19)	(144)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	2,741	2,760	2,904
CASH AND CASH EQUIVALENTS, END OF YEAR	1,221	2,741	2,760
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Cashless exercise of stock options		17
Accrued financing costs included in accrued expenses and other current liabilities		137
Accrued financing costs included in other liabilties		63
Conversion of convertible notes payable to related party into common stock			250
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for interest	613	532	439
Cash paid during the year for income taxes	$ 183	$ 358	$ 88

ORGANIZATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

Description of Business

ICTS International N.V. ("ICTS") was established by the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as the "Company") operate in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other services to airlines and airport authorities, predominantly in the United States and Europe. The technology segment is predominantly involved in the development and sale of identity security software to financial institutions and airport authorities, predominantly in Europe and Israel.

Liquidity and Financial Condition

The Company has a working capital deficit and a history of recurring losses from continuing operations and negative cash flows from continuing operations. As of December 31, 2012 and 2011, the Company has a working capital deficit of $10,307 and $8,985, respectively. During the years ended December 31, 2012, 2011 and 2010, the Company incurred losses from continuing operations of $8,020, $4,935 and $6,615, respectively, and negative cash flows from operations of $8,116, $6,351 and $5,349, respectively. In addition, the Company is also in default on its line of credit arrangement in the United States as a result of the violation of certain financial and non-financial covenants. Collectively, these factors raise substantial doubt about the Company's ability to continue as a going concern.

Management believes that the Company's operating cash flows and related party/third party financing activities will provide it with sufficient funds to meet its obligations and execute its business plan for the next twelve months. However, there are no assurances that management's plans to generate sufficient cash flows from operations and obtain additional financing from related parties/third parties will be successful. In December 2012, the Company increased its borrowing capacity under the convertible notes payable to related party to $27,000 (see Note 9).

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The significant accounting policies are as follows:

Functional Currency

The accompanying consolidated financial statements are presented in United States dollars. The Company has determined that the functional currency of its foreign subsidiaries is the local currency, which is predominantly the Euro. For financial reporting purposes, the assets and liabilities of such subsidiaries are translated into United States dollars using exchange rates in effect at the balance sheet date. The revenue and expenses of such subsidiaries are translated into United States dollars using average exchange rates in effect during the reporting period. Resulting translation adjustments are presented as a separate category in shareholders' deficit called accumulated other comprehensive loss.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. The most significant estimates and assumptions included in these consolidated financial statements consist of the: (a) calculation of the allowance for doubtful accounts, (b) determination of the fair value of stock options upon the modification of the Company's stock option plans, (c) recognition of contingent liabilities, and (d) calculation of income taxes.

Principles of Consolidation

The consolidated financial statements include the accounts of ICTS International N.V. and its wholly-owned subsidiaries. All significant intercompany balances have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash and cash equivalents.

Restricted Cash

Restricted cash as of December 31, 2012 consists of: (a) a $3,500 certificate of deposit that matures in May 2013 and serves as cash collateral for the Company's line of credit arrangement (see Note 7); (b) $285 held in several bank accounts that serves as cash collateral for outstanding letters of credit, which are released from restriction on various dates from September 2013 to December 2013 (see Note 15) and (c) $1,622 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

Restricted cash as of December 31, 2011 consists of: (a) a $3,500 certificate of deposit that matured on September 30, 2012 and served as cash collateral for the Company's line of credit arrangement (see note 7); (b) $274 held in several bank accounts that served as cash collateral for outstanding letters of credit and (c) $1,083 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

Accounts Receivable

Accounts receivable represent amounts due to the Company for services rendered and are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on historical collection experience, factors related to a specific customer and current economic trends. The Company writes off accounts receivable against the allowance for doubtful accounts when the balance is determined to be uncollectible. As of December 31, 2012 and 2011, the allowance for doubtful accounts is $31 and $399, respectively.

Investments in Affiliates

The Company accounts for investments in the equity securities of companies which represent an ownership interest of 20% or more and the ability to exercise significant influence, provided that ability does not represent control, using the equity method. The equity method requires the Company to recognize its share of the net income (loss) of its investees in the consolidated statement of operations until the carrying value of the investment is zero.

Property and Equipment

Equipment and facilities, internal-use software, and vehicles are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used in determining depreciation are as follows:

Years
Equipment and facilities	3-20
Internal-use software	7
Vehicles	3-7

Leasehold improvements are amortized using the straight-line method over the shorter of the term of the lease or the estimated useful lives of the assets.

Capitalized Internal-Use Software Costs

The Company capitalizes the cost of internal-use software that has a useful life in excess of one year in property and equipment. These costs consist of payments made to third party consultants for the installation and integration of software and related travel costs. Software maintenance and training costs, including related travel costs, are expensed in the period in which they are incurred.

Deferred Financing Costs

Deferred financing costs are stated at cost, less accumulated amortization. Amortization is calculated using the straight-line method over the term of the related credit facility of two years. The results achieved using the straight-line method are not materially different than those which would result using the effective interest method.

Goodwill

Goodwill represents the excess purchase price over the fair value of the net tangible and intangible assets of an acquired business. Goodwill is assessed for impairment by reporting unit on an annual basis or when events or changes in circumstances indicate that the carrying value may not be recoverable. The assessment begins with an analysis of qualitative factors as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is determined that goodwill should be reviewed for impairment, then a discounted cash flow analysis is performed to determine whether the goodwill is recoverable. If the carrying value of the goodwill is not recoverable based upon the discounted cash flow analysis, then an impairment charge is recorded for the difference between the carrying value and the fair value of the goodwill. During the years ended December 31, 2012, 2011 and 2010, the Company has not recorded any impairment charges on its goodwill.

Long-Lived Assets

The Company reviews long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses recoverability by determining whether the net book value of the related asset will be recovered through the projected undiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset may not be recoverable, it measures any impairment based on the fair value of the asset as compared to its carrying value. During the years ended December 31, 2012, 2011, and 2010, the Company did not record any impairment charges on its long-lived assets.

Convertible Debt Instruments

The Company evaluates convertible debt instruments to determine whether the embedded conversion option needs to be bifurcated from the debt instrument and accounted for as a freestanding derivative instrument or considered a beneficial conversion option. An embedded conversion option is considered to be a freestanding derivative when: (a) the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the host instrument, (b) the hybrid instrument that embodies both the embedded conversion option and the host instrument is not re-measured at fair value under otherwise applicable US GAAP with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded conversion option would be considered a derivative instrument subject to certain requirements (except when the host instrument is deemed to be conventional). When it is determined that an embedded conversion option should not be bifurcated from its host instrument, the embedded conversion option is evaluated to determine whether it contains any intrinsic value which needs to be discounted from the carrying value of the convertible debt instrument. The intrinsic value of an embedded conversion option is considered to be the difference between the fair value of the underlying security on the commitment date of the debt instrument and the effective conversion price embedded in the debt instrument.

Contingent Liabilities

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the normal course of its business activities. Liabilities for such contingencies are recognized when: (a) information available prior to the issuance of the consolidated financial statements indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can reasonably be estimated.

Comprehensive Loss

Comprehensive loss reflects changes in shareholders' deficit that result from transactions and economic events from non-owner sources. The Company's comprehensive loss for the years ended December 31, 2012, 2011 and 2010 consists of its net loss and foreign currency translation adjustments.

Stock-Based Compensation

Stock-based compensation to employees, including stock options, are measured at the fair value of the award on the date of grant based on the estimated number of awards that are ultimately expected to vest. The compensation expense resulting from stock-based compensation to employees is recorded over the vesting period of the award in selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive loss.

Stock-based compensation issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the stock-based compensation, whichever is more readily determinable.

Revenue Recognition

Revenue is recognized as services are rendered based on the terms contained in the Company's contractual arrangements with customers, provided that services have been rendered, the fee is fixed and determinable, and collection of the related receivable is reasonably assured.

Cost of Revenue

Cost of revenue represents primarily payroll and related costs associated with employees who provide services under the terms of the Company's contractual arrangements, insurance and depreciation and amortization. Such costs are recognized as services are provided.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs during the years ended December 31, 2012, 2011 and 2010 are $88, $63 and $129, respectively.

Research and Development Costs

Research and development costs are expensed as incurred and consist primarily of payroll and related costs.

Value Added Tax

Certain of the Company's operations are subject to Value Added Tax ("VAT") applied on the services sold in those respective countries. The Company is required to remit the VAT collected to the tax authorities, but may deduct the VAT paid on certain eligible purchases. The Company records the VAT amount payable or receivable in each respective country on a net basis in the accompanying consolidated balance sheets.

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is established when realization of net deferred tax assets is not considered more likely than not.

Uncertain income tax positions are determined based upon the likelihood of the positions being sustained upon examination by taxing authorities. The benefit of a tax position is recognized in the consolidated financial statements in the period during which management believes it is more likely than not that the position will not be sustained. Income tax positions taken are not offset or aggregated with other positions. Income tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of income tax benefit that is more than 50 percent likely of being realized if challenged by the applicable taxing authority. The portion of the benefits associated with income tax positions taken that exceeds the amount measured is reflected as income taxes payable.

The Company recognizes interest related to uncertain tax positions in interest expense. The Company recognizes penalties related to uncertain tax positions in selling, general and administrative expenses.

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is determined in the same manner as basic income (loss) per share, except that the number of shares is increased to include potentially dilutive securities using the treasury stock method. Because the Company incurred a loss from continuing operations in all periods presented, all potentially dilutive securities were excluded from the computation of diluted income (loss) per share because the effect of including them is anti-dilutive.

The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2012	2011	2010

Stock Options	210,000	-	332,000
Shares Issuable upon Conversion of
Convertible Notes Payable to Related Party	13,393,600	9,926,938	7,052,569
Total	13,603,600	9,926,938	7,384,569

As of December 31, 2012, the Company's common stock and common stock issuable upon the conversion of convertible notes payable to a related party is 4,640,298 shares in excess of the Company's authorized shares of common stock. However, the Company has concluded that there is no need to reflect the fair value of the shares of common stock subject to the shortfall as a derivative liability because the ability to increase the number of authorized shares of common stock is considered to be within its control since its chairman owns or controls approximately 60.3% of the Company's issued and outstanding common stock. Any shareholder vote needed to effect an increase in the Company's authorized shares of common stock is perfunctory. In February 2013, the number of Company's authorized shares of common stock was increased to 33,333,334 shares (see Note 17).

Fair Value of Financial Instruments

The fair values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other current liabilities, income taxes payable and notes payable - bank approximate their carrying values due to the short-term nature of the instruments. The carrying values of the convertible notes payable to related party, liability to the United States Department of Labor and other liabilities are not readily determinable because: (a) these instruments are not traded and, therefore, no quoted market prices exist upon which to base an estimate of fair value and (b) there were no readily determinable similar instruments on which to base an estimate of fair value.

Concentration of Credit Risk

Financial instruments which are subject to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company maintains cash and cash equivalents and restricted cash in accounts with financial institutions in the United States, Europe, Japan and Israel. As of December 31, 2012, accounts at financial institutions located in the United States are insured by the Federal Deposit Insurance Corporation ("FDIC") for up to $250 per institution. As of December 31, 2012, cash and cash equivalents and restricted cash of $3,787 is being held in the United States. Bank accounts located in Europe, Japan and Israel, which hold $2,841 as of December 31, 2012, are uninsured.

The Company renders services to a limited number of airlines and airports through service contracts and provides credit without collateral. Some of these airlines and airports may have difficulties in meeting their financial obligations, which can have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows. To mitigate this risk, the Company regularly reviews the creditworthiness of its customers through its credit evaluation process.

Revenue from three customers represented 72%, 75% and 74% of total revenue during the years ended December 31, 2012, 2011 and 2010, respectively. Accounts receivable from these three customers represented 56% and 60% of total accounts receivable as of December 31, 2012 and 2011, respectively. Prior year figures in this disclosure have been adjusted to reflect the most recent customer mergers within the aviation industry.

Risks and Uncertainties

The Company is currently engaged in direct operations in numerous countries and is therefore subject to risks associated with international operations (including economic and/or political instability and trade restrictions). Such risks can cause the Company to have significant difficulties in connection with the sale or provision of its services in international markets and have a material impact on the Company's consolidated financial position, results of operations and cash flows.

The Company is subject to changes in interest rates based on Federal Reserve actions and general market conditions. The Company does not utilize derivative instruments to manage its exposure to interest rate risk. The Company believes that a moderate interest rate increase will not have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Furthermore, as a result of its international operations, the Company is subject to market risks associated with foreign currency exchange rate fluctuations. The Company does not utilize derivative instruments to manage its exposure to such market risk. As such, significant foreign currency exchange rate fluctuations can have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Reclassifications

Certain amounts, related primarily to restricted cash and discontinued operations in the prior year balance sheet, statements of operations and comprehensive loss and statements of cash flows have been reclassified to conform to the current period presentation.

Recently Issued Accounting Pronouncements

Accounting Standards Update 2013-05

In March 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2013-05, "Foreign Currency Matters (Topic 830) Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity" ("ASU 2013-05"). When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to apply the guidance in Subtopic 830-30 to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in Section 830-30-40 still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. Additionally, the amendments in ASU 2013-05 clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in ASU 2013-05 are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. For nonpublic entities the amendments in ASU 2013-05 are effective prospectively for the first annual period beginning after December 15, 2014, and interim and annual periods thereafter. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption.

Accounting Standards Update 2013-02

In February 2013, the FASB issued Accounting Standards Update 2013-02, "Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income," ("ASU 2013-02") to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in ASU 2013-02 do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to:

  Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.
  Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies.

Accounting Standards Update 2012-02

In July 2012, the Financial Accounting Standards Board issued Accounting Standards Update 2012-02, "Intangibles - Goodwill and Other" ("ASU 2012-02"). In accordance with the amendments in ASU 2012-02, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Accounting Standards Codification 350-30.  An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. In conducting a qualitative assessment, an entity should consider the extent to which relevant events and circumstances, both individually and in the aggregate, could have affected the significant inputs used to determine the fair value of the indefinite-lived intangible asset since the last assessment.

An entity also should consider whether there have been changes to the carrying amount of the indefinite-lived intangible asset when evaluating whether it is more likely than not that the indefinite-lived intangible asset is impaired. An entity should consider positive and mitigating events and circumstances that could affect its determination of whether it is more likely than not that the indefinite-lived intangible asset is impaired. If an entity has made a recent fair value calculation that indicated a difference between the fair value and the then carrying amount of an indefinite-lived intangible asset, that difference also should be included as a factor in considering whether it is more likely than not that the indefinite-lived intangible asset is impaired. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not applicable to the Company's consolidated financial statements. Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not applicable to the Company's consolidated financial statements.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 - DISCONTINUED OPERATIONS

In December 2005, the Company committed to a plan to cease the operations of its entertainment segment in the United States. Accordingly, as of that date, the assets, liabilities and results of operations of the entertainment segment were classified as discontinued operations in the Company's consolidated financial statements.

In January 2011, the operations of the entertainment segment were liquidated.

In connection with the Company's settlement of certain assessments with the Internal Revenue Service ("IRS")(see Note 13), the Company recognized $79 and $5,787 of changes in uncertain income tax positions in 2012 and 2011, respectively, including interest and penalties, related to its entertainment segment in income from discontinued operations.

During the year ended December 31, 2012, the Company committed to a plan to cease the operations of its subsidiary in France (I-SEC France) and in November 2012 transferred control of the subsidiary to a court-appointed liquidator. The subsidiary provided aviation security services in France.

During the year ended December 31, 2012, the Company ceased the operations of its subsidiaries in Romania (I-SEC Romania) and Hungary (I-SEC Hungary), which provided aviation security services in the respective countries. The subsidiaries are in the process of liquidation.

A summary of the Company's assets and liabilities from discontinued operations as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$323
Accounts receivable, net	-	529
Prepaid expenses and other current assets	-	185
Total current assets from discontinued operations	-	1,037

Property and equipment, net	-	34
Other assets	-	335
Total assets from discontinued operations	$-	$1,406

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$-	$158
Accrued expenses and other current liabilities	-	1,620
Income taxes payable	1,937	1,866
Total current liabilities from discontinued operations	$1,937	$3,644

A summary of the Company's results from discontinued operations for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year Ended December 31,
	2012	2011	2010

Revenue	$2,752	$5,604	$6,071
Cost of revenue	3,203	7,447	6,938
EXCESS OF COSTS OF REVENUES OVER REVENUE	(451)	(1,843)	(867)
Selling, general and administrative expenses	480	435	705
OPERATING LOSS	(931)	(2,278)	(1,572)
Other income (expense), net	(65)	2,146	(92)
Income tax benefit	-	2,919	155
Income (loss) from discontinued operations	$(996)	$2,787	$(1,509)

INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES

NOTE 4 - INVESTMENTS IN AFFILIATES

ICTS Netherlands Airport Services VOF

The Company had a 50% ownership interest in ICTS Netherlands Airport Services VOF ("NAS"), a joint venture with an unrelated third party. NAS provided airport services at the Amsterdam Schiphol Airport in the Netherlands pursuant to a long-term service contract. On February 1, 2008, the service contract expired and NAS ceased its operations. In 2010, the Company received a final dividend of $153 upon the final liquidation of NAS.

As of December 31, 2012 and 2011, there were no assets or liabilities related to NAS.

Statement of operations data for NAS is summarized below:

	Year Ended December 31,
	2012	2011	2010

Revenue	$-	$-	$-
Gross profit	-	-	-
Net income (loss)	$-	$-	$(20)

Inksure Technologies, Inc.

In March 2010, the Company purchased 5,400,000 shares of common stock in Inksure Technologies, Inc. ("Inksure") for $675 pursuant to a private placement of Inksure's securities. Despite the additional investment, the Company's ownership interest in Inksure decreased from 27.4% to 23.9% as a result of the participation of other investors in the private placement. Inksure develops, markets and sells customized authentication systems designed to enhance the security of documents and branded products. As a result of changes in ownership interests in Inksure during the year ended December 31, 2012, the Company's ownership interest decreased to 23.0% as of December 31, 2012.

The Company suspended its use of the equity method to account for this investment in 2007 after its investment balance was reduced to zero. The additional investment was allocated to fund prior losses that were incurred after the suspension of the equity method. Accordingly, the Company recognized an equity loss from investment in affiliate of $675 for the year ended December 31, 2010 in the accompanying consolidated statements of operations and comprehensive income loss.

The Company's Chief Financial Officer serves as a non-employee director of Inksure. In addition, one of the members of the Company's Board of Directors also serves as a non-employee director of Inksure.

As of December 31, 2012, the Company's share of the underlying net assets of Inksure exceeds the Company's carrying value of its investment in Inksure ($0) by $170. The market value of the Company's investment in Inksure as of December 31, 2012 is $496.

Balance sheet data for Inksure is summarized below:

	December 31,
	2012	2011

Current assets	$1,102	$2,905
Non-current assets	54	74
Total assets	$1,156	$2,979

Current liabilities	$312	$1,021
Non-current liabilities	106	212
Shareholders' equity	738	1,746
Total liabilities and shareholders' equity	$1,156	$2,979

Statement of operations data for Inksure is summarized below:

	Year Ended December 31,
	2012	2011	2010

Revenue	$1,061	$3,748	$2,812
Gross profit	544	2,855	2,358
Gain from extinguishment of covertible debt	-	-	5,881
Net income (loss)	(1,076)	(489)	4,887

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	December 31,
	2012	2011

Equipment and facilities	$3,467	$2,980
Internal-use software	519	509
Vehicles	840	719
Leasehold improvements	385	372
	5,211	4,580
Less: accumulated depreciation and amortization	3,632	2,891
Total property and equipment, net	$1,579	$1,689

Depreciation expense is $734, $620 and $713 for the years ended December 31, 2012, 2011 and 2010, respectively.

DEFERRED FINANCING COSTS	12 Months Ended
Dec. 31, 2012
DEFERRED FINANCING COSTS [Abstract]
DEFERRED FINANCING COSTS

NOTE 6 - DEFERRED FINANCING COSTS

Deferred financing costs are as follows:

	December 31,
	2012	2011

Deferred financing costs	$650	$650
Less: accumulated amortization	527	202
Deferred financing costs, net	$123	$448

Amortization expense is $325 and $202 for the years ended December 31, 2012 and 2011, respectively.

NOTES PAYABLE - BANK	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE - BANK [Abstract]
NOTES PAYABLE - BANK

NOTE 7 - NOTES PAYABLE - BANK

United States

The Company had an arrangement with a commercial bank through May 2011, which provided it with up to $8,000 in borrowings and letters of credit subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 95% of the Company's certificate of deposit, plus (iii) $775 representing a standby letter of credit that was provided to the commercial bank by an entity related to the Company's main shareholder (see Note 9), minus (iv) letter of credit obligations, minus (v) $500 representing a discretionary reserve established by the commercial bank. Borrowings under the arrangement were secured by the Company's accounts receivable of one of the Company's subsidiaries in the United States, a $3,500 certificate of deposit and the $775 letter of credit that was provided to the commercial bank by an entity related to the Company's main shareholder.

In May 2011, the Company entered into a new credit facility with an independent lender to replace its previous line of credit arrangement and repay all amounts owed to the commercial bank. The new credit facility provides the Company with up to $9,000 in borrowings subject to a borrowing base limitation. The borrowing base limitation is equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of the Company's $3,500 in cash collateral (see Note 2) plus (iv) 95% of a $775 standby letter of credit that was provided to the lender by an entity related to the Company's main shareholder (see Note 9). Borrowings under the new credit facility are secured by certain assets of one of the Company's subsidiaries in the United States, including accounts receivable and unbilled receivables ($5,405 as of December 31, 2012), equipment, cash and cash equivalents, a $3,500 certificate of deposit, and the $775 letter of credit that was provided to the lender by an entity related to the Company's main shareholder. The new credit facility expires on May 25, 2013.

Borrowings made under the original commercial bank arrangement were designated as either prime rate or LIBOR loans at the option of the Company. Prime rate loans bear interest, which is payable monthly, at the bank's prime rate plus 1% per annum. LIBOR loans bear interest, which is payable monthly, at LIBOR plus 350 basis points, per annum.

Borrowings made under the new credit facility bear interest, which is payable monthly, at LIBOR (subject to a floor of 1.75%) plus 4.5% per annum (6.25% at December 31, 2012).

The Company's weighted average interest rate during the years ended December 31, 2012, 2011 and 2010 is 6.25%, 6.35% and 6.08%, respectively.

The Company capitalized $650 in costs associated with obtaining the new credit facility, including a success fee to the independent lender of $300. The success fee is payable in twenty-four monthly installments of approximately $13 commencing in June 2011 through May 2013.

In July 2011, the Company amended the new credit facility to increase the maximum borrowing amount to $10,000 and permit the Company to include 100% of its $3,500 in cash collateral into the borrowing base limitation.

In October 2011, the Company amended the new credit facility to temporarily increase the maximum borrowing amount to $11,000 for October 2011 and November 2011.

In December 2011, the Company amended the new credit facility to revise the borrowing base limitation to: (i) 80% of eligible accounts receivable, as defined, plus (ii) 70% of eligible unbilled receivables, as defined, plus (iii) 100% of the Company's $3,500 in cash collateral plus (iv) 95% of a $775 standby letter of credit that was provided to the lender by an entity related to the Company's main shareholder.

In June 2012, the Company amended the credit facility to revise existing financial and non-financial covenants, including the maintenance of a specified fixed charge coverage ratio and minimum level of EBITDA.

The Company evaluated the terms of the amendments and concluded that they do not constitute substantive modifications.

As of December 31, 2012 and 2011, the Company had approximately $8,581 and $8,086 outstanding under line of credit arrangements. At December 31, 2012 and 2011, the Company has $201 and $262 in unused borrowing capacity under the new credit facility.

As of December 31, 2012, the Company is in default of its new credit facility as a result of the violation of certain financial and non-financial covenants. While the independent lender is not waiving these violations and is reserving all rights and remedies available to it under the credit facility and law, it is presently not exercising these rights and remedies.

Europe

In September 2011, the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €300 ($395 as of December 31, 2012) in borrowings and €63 ($83 as of December 31, 2012) in guarantees. Borrowings under the line of credit arrangement bore interest, which was payable monthly, at 6% per annum both for 2012 and 2011. The line of credit arrangement is secured by the accounts receivable of one of the Company's European subsidiaries ($3,984 as of December 31, 2012) and expired on January 1, 2013. In May 2012, the maximum borrowing capacity under the line of credit arrangement was increased up to €500 ($659 as of December 31, 2012) and the expiration date was extended to January 1, 2014.

As of December 31, 2012 and 2011 the Company does not have any outstanding borrowings under the line of credit arrangement. As of December 31, 2012, the Company has €500 ($659 as of December 31, 2012) in unused borrowing capacity under the line of credit arrangement.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2012	2011

Accrued payroll and related	$6,157	$4,556
Accrued vacation	3,495	3,099
Accrued VAT	2,678	2,236
Current portion of liability to United States
Department of Labor (see Note 10)	165	164
Other	1,637	2,762
Total accrued expenses and other current liabilities	$14,132	$12,817

CONVERTIBLE NOTES PAYABLE TO RELATED PARTY	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTES PAYABLE TO RELATED PARTY [Abstract]
CONVERTIBLE NOTES PAYABLE TO RELATED PARTY

NOTE 9 - CONVERTIBLE NOTES PAYABLE TO RELATED PARTY

In May 2010, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $12,000 in revolving loans through November 2012. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $2.10 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In June 2010, the holder of the convertible notes elected to convert $250,000 in outstanding convertible notes into 119,048 shares of common stock.

In September 2010, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $14,000 in revolving loans through November 2012. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $2.10 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In November 2011, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $19,000 in revolving loans through November 2013. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $2.10 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In May 2012, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $21,000 in revolving loans through November 2013. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $2.10 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In December 2012, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $27,000 in revolving loans through November 2015. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $2.10 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

The Company's weighted average interest during the years ended December 31, 2012, 2011 and 2010 is 6.28%, 6.32% and 6.38%, respectively.

At December 31, 2012 and 2011, convertible notes payable to related party consist of $23,612 and $17,903, respectively, in principal and $4,515 and $2,943, respectively, in accrued interest. Interest expense related to these notes is $1,570, $1,109 and $763 for the years ended December 31, 2012, 2011 and 2010, respectively (see Note 12).

LIABILITY TO UNITED STATES DEPARTMENT OF LABOR	12 Months Ended
Dec. 31, 2012
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR [Abstract]
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR

NOTE 10 - LIABILITY TO UNITED STATES DEPARTMENT OF LABOR

In December 2010, the Company entered into a settlement arrangement with the United States Department of Labor ("DOL") and agreed to pay $1,500 to the DOL, which will be used to pay back wages and benefits to the individuals employed under its contract with the United States Transportation Security Administration ("TSA"), and be responsible for remitting any and all employer payroll tax obligations payable upon the distribution of these back wages and benefits through in 2015, which the Company estimates to be approximately $100 (see Note 15). The Company recognized the resulting liability to the DOL, including the estimated employer payroll tax obligations, at the net present value of the obligation of $1,455 and recognized a settlement gain of $1,545.

The liability to the DOL is payable in installments of $100 on January 1, 2011 (which was remitted prior to December 31, 2010) and $175 on every July 1 and January 1 from July 1, 2011 through January 1, 2015 (the January 1, 2013 payment was remitted prior to December 31, 2012). The liability to the DOL also bears interest at 1% per annum, which is payable in installments of $4 on every July 1 and January 1 from July 1, 2011 through January 1, 2015.

Future payments of the liability to the DOL are as follows at December 31, 2012:

	Year ending
	December 31,

	2013	$175
	2014	350
	2015	275
		800
Less:	imputed interest	53
		747
Less:	current portion	165
Long-term portion		$582

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION

NOTE 11 - STOCK-BASED COMPENSATION

In February 2005, the Company adopted the 2005 Equity Incentive Plan and reserved 1,500,000 shares of common stock for future issuance. The plan expires in 2015.

In December 2008, the Company adopted the 2008 Employees and Directors Commitment Stock Option Plan and reserved 1,500,000 shares of common stock for future issuance. The plan expires in 2018.

Under the Company's stock option plans, stock options may be granted to employees, officers, directors and consultants of the Company at an exercise price equivalent to at least the fair market value of the Company's common stock on the date of grant with expiration terms of not more than ten years. Options granted under the plans generally vest over a period of three years.

In September 2009, the Board of Directors ratified the cashless exercise feature contained in the Company's 2005 Equity Incentive Plan to facilitate the exercise of stock options which expired in 2009. The remaining stock options expired in 2011. Under the cashless exercise feature of these plans, an option holder electing to exercise stock options using this feature would effectively pay for the exercise of a portion of his stock options by surrendering their rights to another portion of their stock options to affect a stock-for-stock transfer. The Company determined that the modification of the stock option plans did not result in any incremental compensation cost.

During the year ended December 31, 2012, 210,000 options were granted to certain directors, under the Employees and Directors Commitment Stock Option Plan. The weighted average grant date fair value of the stock was $1.05. The Company used the Binominal lattice pricing model to estimate the fair value of the options granted. The Company believes this model provides the best estimate of fair value due to its ability to incorporate inputs that change over time. One third of the options granted during the year ended December 31, 2012 vested immediately. The remaining two thirds of the options granted vest equally over two years. There were no stock options granted during the years ended December 31, 2011 and 2010.

As of December 31, 2012, the Company has 2,373,989 options available for future grants.

A summary of the Company's stock option activity is as follows:

Weighted
Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term	Intrinsic
	Number	Price	(in years)	Value

Outstanding as of January 1, 2012	-	$-	-	$-
Granted	210,000	1.05	4.33	-
Exercised	-		-	-
Forfeited/Expired	-		-	-
Outstanding as of December 31, 2012	210,000	$1.05	4.33	$-

As of December 31, 2012, the Company had unrecognized compensation cost related to stock options granted under the stock option plans of $54. This cost is expected to be recognized over a remaining period of 16 months. There was no unrecognized cost related to stock options granted under the stock option plans as of December 31, 2011 and 2010.

During the year ended December 31, 2012 the Company recognized compensation expense related to the issuance of stock options under the stock option plans of $63. There was no compensation expense recognized during the years ended December 31, 2011 and 2010.

OTHER EXPENSE	12 Months Ended
Dec. 31, 2012
OTHER EXPENSE [Abstract]
OTHER EXPENSE

NOTE 12 - OTHER EXPENSE

Other expense is summarized as follows:

	2012	2011	2010

Interest expense to related party (see Note 9)	$(1,570)	$(1,109)	$(763)
Interest income (expense) related to uncertain
tax positions (see Note 13)	(124)	721	(602)
Interest expense and other bank charges	(878)	(792)	(655)
Amortization of deferred financing costs	(325)	(202)	-
Interest income	26	4	10
Foreign currency gain (loss)	(321)	616	(330)
Dividend from NAS (see Note 4)	-	-	153
Other income (expense)	79	67	(33)
Total other expense, net	$(3,113)	$(695)	$(2,220)

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 13 - INCOME TAXES

The components of loss before equity loss from investment in affiliate and income tax benefit (expense) are as follows:

	Year Ended December 31,
	2012	2011	2010

The Netherlands	$(6,899)	$(968)	$(597)
Subsidiaries outside of the Netherlands	(877)	(4,242)	(4,640)
Loss before equity loss from investment
in affiliate and income tax benefit (expense)	$(7,776)	$(5,210)	$(5,237)

The components of income tax benefit (expense) are as follows:

	Year Ended December 31,
	2012	2011	2010

Current:
The Netherlands	$-	$-	$(97)
Subsidiaries outside of the Netherlands, net of
$499 and $(234) in income tax benefit (expense)
related to prior period income tax positions
in 2011 and 2010, respectively	(256)	293	(758)
	(256)	293	(855)
Deferred:
Subsidiaries outside of the Netherlands	12	(18)	151
Total income tax benefit (expense)	$(244)	$275	$(704)

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Operating loss carryforwards	$19,572	$17,177
Capital loss carryforwards	149	-
Allowance for doubtful accounts	12	152
Tax credit carryforwards	588	588
Accrued expenses	744	1,319
Total deferred tax assets	21,065	19,236

Deferred tax liabilities:
Depreciation of property and equipment	(139)	(133)
	20,926	19,103
Valuation allowance	(20,781)	(18,970)
Deferred tax assets, net	$145	$133

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of one location, which is currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

As of December 31, 2012, the Company has net operating loss carry forwards of $27,012 in the Netherlands, which will expire in 2013 through 2021. As of December 31, 2012, the Company has net operating loss carry forwards of $31,084 in the United States, which will expire in 2025 through 2032 and $4,028 in Israel which do not expire. The ultimate utilization of such net operating loss carry forwards is limited in certain situations.

As of December 31, 2012, the Company has capital loss carry forwards of $596 in Israel. Such capital loss carry forwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2012, the Company has $588 in tax credits for the welfare to work and work opportunity programs in the United States that expire in 2024 through 2029.

During the year ended December 31, 2012 the valuation allowance increased by $1,811. During the year ended December 31 2011, the valuation allowance decreased by $3,372.

The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2012	2011	2010

Effective income tax benefit from continuing
operations at statutory rate	$1,944	$1,348	$1,618
Rate differential	199	31	286
Non-deductible income (expense)	(269)	495	(380)
Adjustments to prior year tax losses	-	499	(1,333)
Changes in valuation allowance	(1,811)	(1,456)	(984)
Other	(307)	(642)	89
Income tax benefit (expense) from continuing
operations	$(244)	$275	$(704)

The Company was subject to a tax examination for one of its subsidiaries in the United States by the IRS for the tax years 2002 to 2004. In connection with this examination, the subsidiary was required to provide information regarding its treatment of certain expenses. The IRS proposed a number of adjustments to the subsidiary's filed income tax returns for the tax years 2002 to 2004, which collectively resulted in an assessed income tax liability of $7,325. Management vigorously contested the merit of the proposed adjustments and established a reserve of $10,690, including interest and penalties of $4,804, as of December 31, 2010 to reflect the adjustments that it considered to be more likely than not to be upheld upon the ultimate resolution of this matter. In July 2011 and January 2012, the Company entered into arrangements with the IRS to settle all outstanding claims against it for $3,329, including $877 in interest. In August 2012, the Company filed an Offer in Compromise Form with the IRS to reduce the amount payable to the IRS under the settlements citing unfavorable financial condition of its American subsidiaries. The Company paid $40 to the IRS as part of filing the Offer in Compromise Form. The Company has not yet received a response from the IRS.

The total amount of unrecognized tax benefits, including interest and penalties, is $3,458 and $3,329 as of December 31, 2012 and 2011, respectively, of which $1,937 and $1,858, respectively, is included in current liabilities from discontinued operations and $1,521 and $1,471, respectively, is included in income taxes payable in the accompanying consolidated balance sheets. Also included in income taxes payable on the accompanying consolidated balance sheets is $193 and $89 of income taxes payable related to current operations as of December 31, 2012 and 2011, respectively.

A reconciliation of the beginning and ending amounts in accrued unrecognized income tax benefits is as follows:

	December 31,
	2012	2011

Balance at January 1	$2,452	$5,886
Additions related to prior period tax positions	-	-
Reductions related to prior period tax positions	(40)	(3,434)
Balance at December 31	$2,412	$2,452

A reconciliation of the beginning and ending amounts in accrued interest is as follows:

	December 31,
	2012	2011

Balance at January 1	$877	$1,598
Additions charged to expense	124	-
Reductions charged to expense	-	(721)
Balance at December 31	$1,001	$877

A reconciliation of the beginning and ending amounts of accrued tax penalties is as follows:

	December 31,
	2012	2011

Balance at January 1	$-	$1,037
Additions charged to expense	45	-
Reductions charged to expense	-	1,037
Balance at December 31	$45	$-

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the tax years 2010 to 2012 are subject to examination in the Netherlands. Income tax returns for the tax years 2005 to 2012 are subject to examination in foreign jurisdictions.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 - RELATED PARTY TRANSACTIONS

Entities related to two of the Company's board members provide legal services to the Company. Legal expense related to these services is $66, $136 and $140 for the years ended December 31, 2012, 2011 and 2010, respectively. Included in accounts payable on the accompanying consolidated balance sheets is $129 and $133 due for these services as of December 31, 2012 and 2011, respectively.

In January 2009, the Company engaged the services of a related party to provide certain selling services to its technology segment. The Company incurred expenses of $86, $107 and $87 for such services for the years ended December 31, 2012, 2011 and 2010, respectively.

In June 2009, a European bank, issued a performance guarantee in the amount of €1,200 ($1,581 as of December 31, 2012) to one of the Company's customers to secure the Company's performance under a service contract between the parties. The performance guarantee extends for the period June 24, 2009 through April 16, 2013. To secure the European bank's guarantee, an entity related to the Company's main shareholder provided a guarantee to the European bank for the same amount. The guarantee issued by the European bank was renewed in April 2013.

In January 2010, the Company engaged the services of an entity owned by a related party to provide it with certain selling services to its technology segment. The Company incurred expenses of $60 for such services for each of the years ended December 31, 2011 and 2010. The contract expired on December 31, 2011.

In June 2010, an entity related to the Company's main shareholder provided a letter of credit of $550 to a commercial bank to guarantee an extension of a borrowing arrangement on behalf of one of the subsidiaries in the group. In September 2010, the letter of credit was increased to $775 (see Note 7). In May 2011, pursuant to the Company's new credit facility in the United States, this standby letter of credit was transferred to the Company's new independent lender.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 - COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain equipment and premises under various operating leases.

Future minimum lease payments under such operating leases are as follows:

Year ending
December 31,

2013	$1,324
2014	883
2015	503
2016	368
2017	379
$3,457

Rent expense for the years ended December 31, 2012, 2011 and 2010 is $1,999, $ 2,035 and $1,709, respectively.

Letters of Credit and Guarantees

As of December 31, 2012, the Company has approximately $285 in outstanding letters of credit. Such letters of credit are being secured by $285 in restricted cash with a commercial bank (see Note 2).

As of December 31, 2012, the Company has €63 ($83 as of December 31, 2012) in outstanding guarantees on its line of credit arrangement in Europe (see Note 7).

Legal Proceedings

United States Transportation Security Administration

In February 2002, the Company was awarded a security services contract (the "TSA Contract") by the TSA to continue to provide security services in all its current airport locations until the earlier of either the completed transition of these security services on an airport-by-airport basis to the TSA or November 2002. In accordance with the terms of the TSA Contract, the United States Federal government provided the Company with a non-interest bearing advance payment of approximately $26,000, of which the Company had repaid $11,700. The amount due from the TSA with respect to services provided under the TSA Contract was $17,300. The Company had reflected the net amount due from the TSA of $3,000 on its consolidated balance sheet.

United States Transportation Security Administration (continued)

In December 2010, the Company entered into a settlement agreement with the TSA whereby both parties agreed to withdraw all claims and contractual rights, including the ability to seek further compensation, from one another. As a result of the settlement arrangement, the Company wrote off the $3,000 receivable from the TSA and recognized a settlement loss of $3,000. The settlement loss is shown net of a $1,545 gain recognized on the Company's settlement with the DOL on the accompanying statement of operations.

United States Department of Labor

The DOL finalized its audit of the pay rates used to compensate employees for services rendered pursuant to the TSA Contract in 2003. The DOL concluded that in certain instances, employees had not been paid the correct base rate, fringe benefits, vacation and holiday pay resulting in a penalty of $7,100. In 2007, the Company reached a settlement with the DOL with respect to this claim and agreed to pay them $3,000, which was expected to be paid with the proceeds received from any settlement with the TSA.

In December 2010, the Company entered into a settlement arrangement with the DOL whereby the DOL agreed to reduce the amount of the liability to $1,500, but retained the right to reinstate the amount owed back to $3,000 if the Company becomes delinquent on any of its scheduled payment obligations (see Note 10). The settlement gain of $1,545 is shown net of a $3,000 loss recognized on the Company's settlement with the TSA on the accompanying statement of operations.

September 11, 2001 Terrorist Attacks

As a result of the September 11, 2001 terrorist attacks, numerous lawsuits charging the Company with wrongful death and/or property damage were commenced in the United States District Court, Southern District of New York (the "Court"), resulting from certain airport security services provided by the Company for United Flight 175 out of Logan Airport in Boston, Massachusetts.

All the wrongful death personal injury cases have been settled or dismissed at no cost to the Company because the payments were covered by the Company's insurance. The settlements were approved by the Court, but because of disputes with respect to the estate of one decedent, that matter currently is on appeal to the Second Circuit Court of Appeals.

All but two of the property loss cases also have been settled at no cost to the Company, because the payments were covered by the Company's insurance. Two of the property loss cases remain pending against, among others, the Company. The defendants are hopeful that the remaining property loss cases will be dismissed shortly, but the result is expected to be appealed by the plaintiffs.

In any event, the Company has already paid the limits of its liability insurance in settlement costs. The Company contends that a federal statute passed after the events of September 11, 2001 protects it from having to make any further monetary payments, regardless of whether it is found liable in any of the remaining cases.

Former Employee Claims

The Company is subject to wrongful termination claims made by certain former employees of one of its European subsidiaries. The aggregate amount of such claims is approximately $620. At the present time, the Company is not able to determine the likelihood of an unfavorable outcome or estimate a range of potential loss related to these matters.

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company's consolidated financial position, results of operations, or cash flows.

Bonus Contingency

The manager of one of the Company's European subsidiaries is entitled to receive a bonus payment equivalent to 8% of the proceeds received by the Company upon the successful sale of the subsidiary.

In February 2012, the Company entered into an employment and termination agreement with the same manager of one of its European subsidiaries. Under the terms of the agreement, the manager is entitled to a special bonus payment over the term of the agreement of (3 years) €1,500, of which €500 has been paid as of December 31, 2012. The timing of the remaining bonus payments is at the discretion of the Company unless certain performance conditions are met. The agreement will continue until the additional bonus payment is earned and paid in full. At such time, the manager will cease to be employed at the Company. This agreement supersedes and replaces all previous agreements between the Company and the employee, with the exception of certain provisions in the original employment agreement surrounding the manager's right to earn a bonus upon the sale of one of the Company's European subsidiaries and the right to receive a bonus based upon the financial performance of one of the Company's European subsidiaries (see Note 17). The Company recognized €500 ($648 in 2012 and $696 in 2011) in expense related to the employment and termination agreement.

Consulting and Services Agreements

In December 2010, the Company entered into a consulting agreement with a former managing director. The agreement obligates the Company to pay a monthly consulting fee of $18 until December 31, 2013. The future minimum payment under this agreement is $216 during the year ending December 31, 2013. The Company recognized $216 in expense related to the consulting agreement for each of the years ended December 31, 2012 and 2011.

In May 2011, the Company entered into a services agreement to outsource the performance of certain of its back-office operations in the United States, including payroll, billing, accounts receivable administration, accounts payable administration and other general accounting services. Pursuant to the terms of this arrangement, the Company will incur no less than $375 in annual fees associated with these services. The agreement is for an initial term of two years and can be extended for an additional period of one year at the option of the Company. In connection with the execution of this agreement, the Company also provided the service provider with the right of first refusal in connection with any potential sale of the Company's operations in the United States over the term of the services agreement. The future minimum payment under the services agreement is $125 during the year ending December 31, 2013. The Company recognized $440 and $204 in expense related to the services agreement for the years ended December 31, 2012 and 2011, respectively.

SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHICAL INFORMATION [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 16 - SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States. The technology segment is predominantly involved in the development and sale of identity security software to financial institutions and airport authorities, predominantly in Europe and Israel. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision maker and the performance of the reportable segments is based primarily on loss from continuing operations.

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2012:
Revenue	$-	$102,549	$401	$102,950
Depreciation and amortization	3	676	55	734
Loss from continuing operations	(3,268)	(1,448)	(3,304)	(8,020)
Total assets from continuing
operations	411	21,710	438	22,559

Year ended December 31, 2011:
Revenue	$-	$99,832	$495	$100,327
Depreciation and amortization	7	572	41	620
Loss from continuing operations	(527)	(410)	(3,998)	(4,935)
Total assets from continuing
operations	491	21,424	561	22,476

Year ended December 31, 2010:
Revenue	-	91,748	607	92,355
Depreciation and amortization	11	668	34	713
Income (loss) from continuing
operations	(3,735)	1,395	(4,275)	(6,615)

Revenue by country is summarized as follows:

	Year Ended December 31,
	2012	2011	2010

United States	$36,866	$35,770	$35,667
Netherlands	48,284	47,516	42,242
Other	17,800	17,041	14,446
Total	$102,950	$100,327	$92,355

Property and equipment, net of accumulated depreciation and amortization, by country is summarized as follows:

	December 31,
	2012	2011

United States	$521	$550
Netherlands	762	829
Other	296	310
Total	$1,579	$1,689

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

Increase in Authorized Shares

In February 2013 the Company's articles of association were amended as approved during the shareholders general meeting in December 2012 whereby the number of authorized shares of the Company's common stock was increased by 16,333,333 shares to 33,333,334 shares with a par value of €0.45 per share. In addition, once 90% of the Company's authorized shares become issued and outstanding, an additional 116,666,667 shares will become authorized.

Employment and Termination agreement

In February 2013 the Company amended certain provisions of the employment and termination agreement with the manager of one of its European subsidiaries related to payment of bonuses (see note 15). In March 2013, an entity related to the Company's main shareholder provided two bank guarantees in the amount of €500 each ($659 as of December 31, 2012) as security for the remaining unpaid obligation of €1,000 ($1,318 as of December 31, 2012) to the manager of one of its European subsidiaries pursuant to the original employment and termination agreement (see note 15). Each guarantee is payable in December 2013 provided that the Company has not paid the €1,000 obligation.

Employment Agreement

In March 2013, the Company entered into an employment agreement with one of its directors. The agreement has a term of two years and expires in March 2015. The agreement provides for monthly compensation of €12 ($16 as of December 31, 2012).

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Valuation and Qualifying Accounts
(US $ in thousands)

		Charges	Charges
		to	to
	Beginning	Costs and	Other	Deductions	End of
	of year	Expenses	Accounts	(1)	Year

Allowance for doubtful accounts:
Year ended December 31, 2010	253	138	-	(52)	339
Year ended December 31, 2011	339	158	-	(98)	399
Year ended December 31, 2012	399	46	-	(414)	31

Allowance for net deferred
tax assets:
Year ended December 31, 2010	23,326	-	-	(984)	22,342
Year ended December 31, 2011	22,342	-	(1,916)	(1,456)	18,970
Year ended December 31, 2012	18,970	-	-	1,811	20,781

(1) Write-off, net of recoveries for the allowance for doubtful accounts.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Functional Currency

Functional Currency

The accompanying consolidated financial statements are presented in United States dollars. The Company has determined that the functional currency of its foreign subsidiaries is the local currency, which is predominantly the Euro. For financial reporting purposes, the assets and liabilities of such subsidiaries are translated into United States dollars using exchange rates in effect at the balance sheet date. The revenue and expenses of such subsidiaries are translated into United States dollars using average exchange rates in effect during the reporting period. Resulting translation adjustments are presented as a separate category in shareholders' deficit called accumulated other comprehensive loss.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. The most significant estimates and assumptions included in these consolidated financial statements consist of the: (a) calculation of the allowance for doubtful accounts, (b) determination of the fair value of stock options upon the modification of the Company's stock option plans, (c) recognition of contingent liabilities, and (d) calculation of income taxes.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of ICTS International N.V. and its wholly-owned subsidiaries. All significant intercompany balances have been eliminated in consolidation.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash and cash equivalents.
Restricted Cash

Restricted Cash

Restricted cash as of December 31, 2012 consists of: (a) a $3,500 certificate of deposit that matures in May 2013 and serves as cash collateral for the Company's line of credit arrangement (see Note 7); (b) $285 held in several bank accounts that serves as cash collateral for outstanding letters of credit, which are released from restriction on various dates from September 2013 to December 2013 (see Note 15) and (c) $1,622 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

Restricted cash as of December 31, 2011 consists of: (a) a $3,500 certificate of deposit that matured on September 30, 2012 and served as cash collateral for the Company's line of credit arrangement (see note 7); (b) $274 held in several bank accounts that served as cash collateral for outstanding letters of credit and (c) $1,083 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

Accounts Receivable

Accounts Receivable

Accounts receivable represent amounts due to the Company for services rendered and are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on historical collection experience, factors related to a specific customer and current economic trends. The Company writes off accounts receivable against the allowance for doubtful accounts when the balance is determined to be uncollectible. As of December 31, 2012 and 2011, the allowance for doubtful accounts is $31 and $399, respectively.

Investments in Affiliates

Investments in Affiliates

The Company accounts for investments in the equity securities of companies which represent an ownership interest of 20% or more and the ability to exercise significant influence, provided that ability does not represent control, using the equity method. The equity method requires the Company to recognize its share of the net income (loss) of its investees in the consolidated statement of operations until the carrying value of the investment is zero.

Property and Equipment

Property and Equipment

Equipment and facilities, internal-use software, and vehicles are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used in determining depreciation are as follows:

Years
Equipment and facilities	3-20
Internal-use software	7
Vehicles	3-7

Leasehold improvements are amortized using the straight-line method over the shorter of the term of the lease or the estimated useful lives of the assets.

Capitalized Internal-Use Software Costs

Capitalized Internal-Use Software Costs

The Company capitalizes the cost of internal-use software that has a useful life in excess of one year in property and equipment. These costs consist of payments made to third party consultants for the installation and integration of software and related travel costs. Software maintenance and training costs, including related travel costs, are expensed in the period in which they are incurred.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs are stated at cost, less accumulated amortization. Amortization is calculated using the straight-line method over the term of the related credit facility of two years. The results achieved using the straight-line method are not materially different than those which would result using the effective interest method.

Goodwill

Goodwill

Goodwill represents the excess purchase price over the fair value of the net tangible and intangible assets of an acquired business. Goodwill is assessed for impairment by reporting unit on an annual basis or when events or changes in circumstances indicate that the carrying value may not be recoverable. The assessment begins with an analysis of qualitative factors as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is determined that goodwill should be reviewed for impairment, then a discounted cash flow analysis is performed to determine whether the goodwill is recoverable. If the carrying value of the goodwill is not recoverable based upon the discounted cash flow analysis, then an impairment charge is recorded for the difference between the carrying value and the fair value of the goodwill. During the years ended December 31, 2012, 2011 and 2010, the Company has not recorded any impairment charges on its goodwill.

Long-Lived Assets

Long-Lived Assets

The Company reviews long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses recoverability by determining whether the net book value of the related asset will be recovered through the projected undiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset may not be recoverable, it measures any impairment based on the fair value of the asset as compared to its carrying value. During the years ended December 31, 2012, 2011, and 2010, the Company did not record any impairment charges on its long-lived assets.

Convertible Debt Instruments

Convertible Debt Instruments

The Company evaluates convertible debt instruments to determine whether the embedded conversion option needs to be bifurcated from the debt instrument and accounted for as a freestanding derivative instrument or considered a beneficial conversion option. An embedded conversion option is considered to be a freestanding derivative when: (a) the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the host instrument, (b) the hybrid instrument that embodies both the embedded conversion option and the host instrument is not re-measured at fair value under otherwise applicable US GAAP with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded conversion option would be considered a derivative instrument subject to certain requirements (except when the host instrument is deemed to be conventional). When it is determined that an embedded conversion option should not be bifurcated from its host instrument, the embedded conversion option is evaluated to determine whether it contains any intrinsic value which needs to be discounted from the carrying value of the convertible debt instrument. The intrinsic value of an embedded conversion option is considered to be the difference between the fair value of the underlying security on the commitment date of the debt instrument and the effective conversion price embedded in the debt instrument.

Contingent Liabilities

Contingent Liabilities

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the normal course of its business activities. Liabilities for such contingencies are recognized when: (a) information available prior to the issuance of the consolidated financial statements indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can reasonably be estimated.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss reflects changes in shareholders' deficit that result from transactions and economic events from non-owner sources. The Company's comprehensive loss for the years ended December 31, 2012, 2011 and 2010 consists of its net loss and foreign currency translation adjustments.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation to employees, including stock options, are measured at the fair value of the award on the date of grant based on the estimated number of awards that are ultimately expected to vest. The compensation expense resulting from stock-based compensation to employees is recorded over the vesting period of the award in selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive loss.

Stock-based compensation issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the stock-based compensation, whichever is more readily determinable.

Revenue Recognition

Revenue Recognition

Revenue is recognized as services are rendered based on the terms contained in the Company's contractual arrangements with customers, provided that services have been rendered, the fee is fixed and determinable, and collection of the related receivable is reasonably assured.

Cost of Revenue

Cost of Revenue

Cost of revenue represents primarily payroll and related costs associated with employees who provide services under the terms of the Company's contractual arrangements, insurance and depreciation and amortization. Such costs are recognized as services are provided.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred. Advertising costs during the years ended December 31, 2012, 2011 and 2010 are $88, $63 and $129, respectively.
Research and Development Costs	Research and Development Costs Research and development costs are expensed as incurred and consist primarily of payroll and related costs.
Value Added Tax

Value Added Tax

Certain of the Company's operations are subject to Value Added Tax ("VAT") applied on the services sold in those respective countries. The Company is required to remit the VAT collected to the tax authorities, but may deduct the VAT paid on certain eligible purchases. The Company records the VAT amount payable or receivable in each respective country on a net basis in the accompanying consolidated balance sheets.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is established when realization of net deferred tax assets is not considered more likely than not.

Uncertain income tax positions are determined based upon the likelihood of the positions being sustained upon examination by taxing authorities. The benefit of a tax position is recognized in the consolidated financial statements in the period during which management believes it is more likely than not that the position will not be sustained. Income tax positions taken are not offset or aggregated with other positions. Income tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of income tax benefit that is more than 50 percent likely of being realized if challenged by the applicable taxing authority. The portion of the benefits associated with income tax positions taken that exceeds the amount measured is reflected as income taxes payable.

The Company recognizes interest related to uncertain tax positions in interest expense. The Company recognizes penalties related to uncertain tax positions in selling, general and administrative expenses.

Income (Loss) Per Share

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is determined in the same manner as basic income (loss) per share, except that the number of shares is increased to include potentially dilutive securities using the treasury stock method. Because the Company incurred a loss from continuing operations in all periods presented, all potentially dilutive securities were excluded from the computation of diluted income (loss) per share because the effect of including them is anti-dilutive.

The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2012	2011	2010

Stock Options	210,000	-	332,000
Shares Issuable upon Conversion of
Convertible Notes Payable to Related Party	13,393,600	9,926,938	7,052,569
Total	13,603,600	9,926,938	7,384,569

As of December 31, 2012, the Company's common stock and common stock issuable upon the conversion of convertible notes payable to a related party is 4,640,298 shares in excess of the Company's authorized shares of common stock. However, the Company has concluded that there is no need to reflect the fair value of the shares of common stock subject to the shortfall as a derivative liability because the ability to increase the number of authorized shares of common stock is considered to be within its control since its chairman owns or controls approximately 60.3% of the Company's issued and outstanding common stock. Any shareholder vote needed to effect an increase in the Company's authorized shares of common stock is perfunctory. In February 2013, the number of Company's authorized shares of common stock was increased to 33,333,334 shares (see Note 17).

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other current liabilities, income taxes payable and notes payable - bank approximate their carrying values due to the short-term nature of the instruments. The carrying values of the convertible notes payable to related party, liability to the United States Department of Labor and other liabilities are not readily determinable because: (a) these instruments are not traded and, therefore, no quoted market prices exist upon which to base an estimate of fair value and (b) there were no readily determinable similar instruments on which to base an estimate of fair value.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which are subject to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company maintains cash and cash equivalents and restricted cash in accounts with financial institutions in the United States, Europe, Japan and Israel. As of December 31, 2012, accounts at financial institutions located in the United States are insured by the Federal Deposit Insurance Corporation ("FDIC") for up to $250 per institution. As of December 31, 2012, cash and cash equivalents and restricted cash of $3,787 is being held in the United States. Bank accounts located in Europe, Japan and Israel, which hold $2,841 as of December 31, 2012, are uninsured.

The Company renders services to a limited number of airlines and airports through service contracts and provides credit without collateral. Some of these airlines and airports may have difficulties in meeting their financial obligations, which can have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows. To mitigate this risk, the Company regularly reviews the creditworthiness of its customers through its credit evaluation process.

Revenue from three customers represented 72%, 75% and 74% of total revenue during the years ended December 31, 2012, 2011 and 2010, respectively. Accounts receivable from these three customers represented 56% and 60% of total accounts receivable as of December 31, 2012 and 2011, respectively. Prior year figures in this disclosure have been adjusted to reflect the most recent customer mergers within the aviation industry.

Risks and Uncertainties

Risks and Uncertainties

The Company is currently engaged in direct operations in numerous countries and is therefore subject to risks associated with international operations (including economic and/or political instability and trade restrictions). Such risks can cause the Company to have significant difficulties in connection with the sale or provision of its services in international markets and have a material impact on the Company's consolidated financial position, results of operations and cash flows.

The Company is subject to changes in interest rates based on Federal Reserve actions and general market conditions. The Company does not utilize derivative instruments to manage its exposure to interest rate risk. The Company believes that a moderate interest rate increase will not have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Furthermore, as a result of its international operations, the Company is subject to market risks associated with foreign currency exchange rate fluctuations. The Company does not utilize derivative instruments to manage its exposure to such market risk. As such, significant foreign currency exchange rate fluctuations can have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Reclassifications

Reclassifications

Certain amounts, related primarily to restricted cash and discontinued operations in the prior year balance sheet, statements of operations and comprehensive loss and statements of cash flows have been reclassified to conform to the current period presentation.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Accounting Standards Update 2013-05

In March 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2013-05, "Foreign Currency Matters (Topic 830) Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity" ("ASU 2013-05"). When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to apply the guidance in Subtopic 830-30 to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in Section 830-30-40 still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. Additionally, the amendments in ASU 2013-05 clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in ASU 2013-05 are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. For nonpublic entities the amendments in ASU 2013-05 are effective prospectively for the first annual period beginning after December 15, 2014, and interim and annual periods thereafter. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption.

Accounting Standards Update 2013-02

In February 2013, the FASB issued Accounting Standards Update 2013-02, "Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income," ("ASU 2013-02") to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in ASU 2013-02 do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to:

  Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.
  Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies.

Accounting Standards Update 2012-02

In July 2012, the Financial Accounting Standards Board issued Accounting Standards Update 2012-02, "Intangibles - Goodwill and Other" ("ASU 2012-02"). In accordance with the amendments in ASU 2012-02, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Accounting Standards Codification 350-30.  An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. In conducting a qualitative assessment, an entity should consider the extent to which relevant events and circumstances, both individually and in the aggregate, could have affected the significant inputs used to determine the fair value of the indefinite-lived intangible asset since the last assessment.

An entity also should consider whether there have been changes to the carrying amount of the indefinite-lived intangible asset when evaluating whether it is more likely than not that the indefinite-lived intangible asset is impaired. An entity should consider positive and mitigating events and circumstances that could affect its determination of whether it is more likely than not that the indefinite-lived intangible asset is impaired. If an entity has made a recent fair value calculation that indicated a difference between the fair value and the then carrying amount of an indefinite-lived intangible asset, that difference also should be included as a factor in considering whether it is more likely than not that the indefinite-lived intangible asset is impaired. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not applicable to the Company's consolidated financial statements. Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not applicable to the Company's consolidated financial statements.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives used in determining depreciation are as follows:
Years
Equipment and facilities	3-20
Internal-use software	7
Vehicles	3-7

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2012	2011	2010

Stock Options	210,000	-	332,000
Shares Issuable upon Conversion of
Convertible Notes Payable to Related Party	13,393,600	9,926,938	7,052,569
Total	13,603,600	9,926,938	7,384,569

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS [Abstract]
Schedule of Discontinued Operations

A summary of the Company's assets and liabilities from discontinued operations as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$323
Accounts receivable, net	-	529
Prepaid expenses and other current assets	-	185
Total current assets from discontinued operations	-	1,037

Property and equipment, net	-	34
Other assets	-	335
Total assets from discontinued operations	$-	$1,406

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$-	$158
Accrued expenses and other current liabilities	-	1,620
Income taxes payable	1,937	1,866
Total current liabilities from discontinued operations	$1,937	$3,644

A summary of the Company's results from discontinued operations for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year Ended December 31,
	2012	2011	2010

Revenue	$2,752	$5,604	$6,071
Cost of revenue	3,203	7,447	6,938
EXCESS OF COSTS OF REVENUES OVER REVENUE	(451)	(1,843)	(867)
Selling, general and administrative expenses	480	435	705
OPERATING LOSS	(931)	(2,278)	(1,572)
Other income (expense), net	(65)	2,146	(92)
Income tax benefit	-	2,919	155
Income (loss) from discontinued operations	$(996)	$2,787	$(1,509)

INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
ICTS Netherlands Airport Services VOF [Member]
Investments in and Advances to Affiliates [Line Items]
Summary of Investments in Affiliates

As of December 31, 2012 and 2011, there were no assets or liabilities related to NAS.

Statement of operations data for NAS is summarized below:

	Year Ended December 31,
	2012	2011	2010

Revenue	$-	$-	$-
Gross profit	-	-	-
Net income (loss)	$-	$-	$(20)

Inksure Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Summary of Investments in Affiliates

Balance sheet data for Inksure is summarized below:

	December 31,
	2012	2011

Current assets	$1,102	$2,905
Non-current assets	54	74
Total assets	$1,156	$2,979

Current liabilities	$312	$1,021
Non-current liabilities	106	212
Shareholders' equity	738	1,746
Total liabilities and shareholders' equity	$1,156	$2,979

Statement of operations data for Inksure is summarized below:

	Year Ended December 31,
	2012	2011	2010

Revenue	$1,061	$3,748	$2,812
Gross profit	544	2,855	2,358
Gain from extinguishment of covertible debt	-	-	5,881
Net income (loss)	(1,076)	(489)	4,887

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property And Equipment

Property and equipment is as follows:

	December 31,
	2012	2011

Equipment and facilities	$3,467	$2,980
Internal-use software	519	509
Vehicles	840	719
Leasehold improvements	385	372
	5,211	4,580
Less: accumulated depreciation and amortization	3,632	2,891
Total property and equipment, net	$1,579	$1,689

DEFERRED FINANCING COSTS (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED FINANCING COSTS [Abstract]
Schedule of Deferred Financing Costs, Net	Deferred financing costs are as follows:
	December 31,
	2012	2011

Deferred financing costs	$650	$650
Less: accumulated amortization	527	202
Deferred financing costs, net	$123	$448

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are as follows:

	December 31,
	2012	2011

Accrued payroll and related	$6,157	$4,556
Accrued vacation	3,495	3,099
Accrued VAT	2,678	2,236
Current portion of liability to United States
Department of Labor (see Note 10)	165	164
Other	1,637	2,762
Total accrued expenses and other current liabilities	$14,132	$12,817

LIABILITY TO UNITED STATES DEPARTMENT OF LABOR (Tables)	12 Months Ended
Dec. 31, 2012
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR [Abstract]
Schedule of Future Payments of the Liability to the Department Of Labor

Future payments of the liability to the DOL are as follows at December 31, 2012:

	Year ending
	December 31,

	2013	$175
	2014	350
	2015	275
		800
Less:	imputed interest	53
		747
Less:	current portion	165
Long-term portion		$582

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION [Abstract]
Summary of Stock Option Activity

A summary of the Company's stock option activity is as follows:

Weighted
Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term	Intrinsic
	Number	Price	(in years)	Value

Outstanding as of January 1, 2012	-	$-	-	$-
Granted	210,000	1.05	4.33	-
Exercised	-		-	-
Forfeited/Expired	-		-	-
Outstanding as of December 31, 2012	210,000	$1.05	4.33	$-

OTHER EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
OTHER EXPENSE [Abstract]
Schedule of Other Expense

Other expense is summarized as follows:

	2012	2011	2010

Interest expense to related party (see Note 9)	$(1,570)	$(1,109)	$(763)
Interest income (expense) related to uncertain
tax positions (see Note 13)	(124)	721	(602)
Interest expense and other bank charges	(878)	(792)	(655)
Amortization of deferred financing costs	(325)	(202)	-
Interest income	26	4	10
Foreign currency gain (loss)	(321)	616	(330)
Dividend from NAS (see Note 4)	-	-	153
Other income (expense)	79	67	(33)
Total other expense, net	$(3,113)	$(695)	$(2,220)

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Loss Before Equity Loss from Investment in Affiliate and Income Tax Benefit (Expense)

The components of loss before equity loss from investment in affiliate and income tax benefit (expense) are as follows:

	Year Ended December 31,
	2012	2011	2010

The Netherlands	$(6,899)	$(968)	$(597)
Subsidiaries outside of the Netherlands	(877)	(4,242)	(4,640)
Loss before equity loss from investment
in affiliate and income tax benefit (expense)	$(7,776)	$(5,210)	$(5,237)

Schedule of Income Tax Benefit (Expense)

The components of income tax benefit (expense) are as follows:

	Year Ended December 31,
	2012	2011	2010

Current:
The Netherlands	$-	$-	$(97)
Subsidiaries outside of the Netherlands, net of
$499 and $(234) in income tax benefit (expense)
related to prior period income tax positions
in 2011 and 2010, respectively	(256)	293	(758)
	(256)	293	(855)
Deferred:
Subsidiaries outside of the Netherlands	12	(18)	151
Total income tax benefit (expense)	$(244)	$275	$(704)

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Operating loss carryforwards	$19,572	$17,177
Capital loss carryforwards	149	-
Allowance for doubtful accounts	12	152
Tax credit carryforwards	588	588
Accrued expenses	744	1,319
Total deferred tax assets	21,065	19,236

Deferred tax liabilities:
Depreciation of property and equipment	(139)	(133)
	20,926	19,103
Valuation allowance	(20,781)	(18,970)
Deferred tax assets, net	$145	$133

Schedule of Effective Income Tax Rate

The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2012	2011	2010

Effective income tax benefit from continuing
operations at statutory rate	$1,944	$1,348	$1,618
Rate differential	199	31	286
Non-deductible income (expense)	(269)	495	(380)
Adjustments to prior year tax losses	-	499	(1,333)
Changes in valuation allowance	(1,811)	(1,456)	(984)
Other	(307)	(642)	89
Income tax benefit (expense) from continuing
operations	$(244)	$275	$(704)

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts in accrued unrecognized income tax benefits is as follows:

	December 31,
	2012	2011

Balance at January 1	$2,452	$5,886
Additions related to prior period tax positions	-	-
Reductions related to prior period tax positions	(40)	(3,434)
Balance at December 31	$2,412	$2,452

A reconciliation of the beginning and ending amounts in accrued interest is as follows:

	December 31,
	2012	2011

Balance at January 1	$877	$1,598
Additions charged to expense	124	-
Reductions charged to expense	-	(721)
Balance at December 31	$1,001	$877

A reconciliation of the beginning and ending amounts of accrued tax penalties is as follows:

	December 31,
	2012	2011

Balance at January 1	$-	$1,037
Additions charged to expense	45	-
Reductions charged to expense	-	1,037
Balance at December 31	$45	$-

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Future minimum lease payments under such operating leases are as follows:
Year ending
December 31,

2013	$1,324
2014	883
2015	503
2016	368
2017	379
$3,457

SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHICAL INFORMATION [Abstract]
Summary of Operating Results by Segment

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2012:
Revenue	$-	$102,549	$401	$102,950
Depreciation and amortization	3	676	55	734
Loss from continuing operations	(3,268)	(1,448)	(3,304)	(8,020)
Total assets from continuing
operations	411	21,710	438	22,559

Year ended December 31, 2011:
Revenue	$-	$99,832	$495	$100,327
Depreciation and amortization	7	572	41	620
Loss from continuing operations	(527)	(410)	(3,998)	(4,935)
Total assets from continuing
operations	491	21,424	561	22,476

Year ended December 31, 2010:
Revenue	-	91,748	607	92,355
Depreciation and amortization	11	668	34	713
Income (loss) from continuing
operations	(3,735)	1,395	(4,275)	(6,615)

Schedule of Revenues by Geographic Area

Revenue by country is summarized as follows:

	Year Ended December 31,
	2012	2011	2010

United States	$36,866	$35,770	$35,667
Netherlands	48,284	47,516	42,242
Other	17,800	17,041	14,446
Total	$102,950	$100,327	$92,355

Schedule of Property and Equipment, Net by Geographic Regions

Property and equipment, net of accumulated depreciation and amortization, by country is summarized as follows:

	December 31,
	2012	2011

United States	$521	$550
Netherlands	762	829
Other	296	310
Total	$1,579	$1,689

ORGANIZATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ORGANIZATION [Abstract]
Working capital	$ (10,307)	$ (8,985)
Income (loss) from continuing operations	(8,020)	(4,935)	(6,615)
Cash flows from operations	$ (8,116)	$ (6,351)	$ (5,349)

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013
Accounting Policies [Line Items]
Allowance for doubtful debts	$ 31	$ 399
Advertising costs	88	63	129
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	13,603,600	9,926,938	7,384,569
Number of shares of common stock in excess of the Company's authorized shares in case of potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	4,640,298
Common stock, shares authorized	17,000,000	17,000,000		33,333,334
Total revenue [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	72.00%	75.00%	74.00%
Accounts receivable [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	56.00%	60.00%
United States [Member]
Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	3,787
Europe, Japan and Israel [Member]
Accounting Policies [Line Items]
Total cash balance not insured by the FDIC	2,841
Stock Options [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	210,000		332,000
Shares Issuable upon Conversion of Convertible Notes Payable to Related Party[Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	13,393,600	9,926,938	7,052,569
Maximum [Member]
Accounting Policies [Line Items]
FDIC Insured amount	250
Equipment and facilities [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years
Equipment and facilities [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	20 years
Internal-use software [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Vehicles [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years
Vehicles [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Certificate of deposit [Member]
Accounting Policies [Line Items]
Restricted cash	3,500	3,500
Cash collateral for outstanding letters of credit [Member]
Accounting Policies [Line Items]
Restricted cash	285	274
Cash Restricted For Payments To Local Tax Authorities [Member]
Accounting Policies [Line Items]
Restricted cash	$ 1,622	$ 1,083

DISCONTINUED OPERATIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
DISCONTINUED OPERATIONS [Abstract]
Change in uncertain income tax positions, including interest and penalties	$ 79	$ 5,787

DISCONTINUED OPERATIONS (Summary of Assets and Liabilities from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents		$ 323
Accounts receivable, net		529
Prepaid expenses and other current assets		185
Total current assets from discontinued operations		1,037
Property and equipment, net		34
Other assets		335
Total assets from discontinued operations		1,406
CURRENT LIABILITIES:
Accounts payable		158
Accrued expenses and other current liabilities		1,620
Income taxes payable	1,937	1,866
Total current liabilities from discontinued operations	$ 1,937	$ 3,644

DISCONTINUED OPERATIONS (Summary of Results from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DISCONTINUED OPERATIONS [Abstract]
Revenue	$ 2,752	$ 5,604	$ 6,071
Cost of revenue	3,203	7,447	6,938
EXCESS OF COSTS OF REVENUES OVER REVENUE	(451)	(1,843)	(867)
Selling, general and administrative expenses	480	435	705
OPERATING LOSS	(931)	(2,278)	(1,572)
Other income (expense), net	(65)	2,146	(92)
Income tax benefit		2,919	155
Income (loss) from discontinued operations	$ (996)	$ 2,787	$ (1,509)

INVESTMENTS IN AFFILIATES (ICTS Netherlands Airport Services VOF) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Final dividend upon the final liquidation of NAS			$ 153
ICTS Netherlands Airport Services VOF [Member]
Investments in and Advances to Affiliates [Line Items]
Revenue
Gross profit
Net income (loss)			$ (20)

INVESTMENTS IN AFFILIATES (Inksure Technologies, Inc. Narrative) (Details) (Inksure Technologies, Inc. [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Mar. 30, 2010
Inksure Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock purchased	5,400,000
Cost of stock purchased	$ 675
Ownership interest	23.90%		23.00%	27.40%
Equity loss from investment in affiliate		(675)
Carrying value
Underlying net assets			170
Market value			$ 496

INVESTMENTS IN AFFILIATES (Inksure Technologies, Inc. Financials) (Details) (Inksure Technologies, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inksure Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Current assets	$ 1,102	$ 2,905
Non-current assets	54	74
Total assets	1,156	2,979
Current liabilities	312	1,021
Non-current liabilities	106	212
Shareholders' equity	738	1,746
Total liabilities and shareholders' equity	1,156	2,979
Revenue	1,061	3,748	2,812
Gross profit	544	2,855	2,358
Gain from extinguishment of convertible debt			5,881
Net income (loss)	$ (1,076)	$ (489)	$ 4,887

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 5,211	$ 4,580
Less: accumulated depreciation and amortization	3,632	2,891
Total property and equipment, net	1,579	1,689
Depreciation expense	734	620	713
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,467	2,980
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	519	509
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	840	719
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 385	$ 372

DEFERRED FINANCING COSTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DEFERRED FINANCING COSTS [Abstract]
Deferred financing costs	$ 650	$ 650
Less: accumulated amortization	527	202
Deferred financing costs, net	123	448
Amortization expense	$ 325	$ 202

NOTES PAYABLE - BANK (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011	Dec. 31, 2010	May 31, 2011 United States [Member] Old Line of Credit [Member] USD ($)	May 31, 2011 United States [Member] Old Line of Credit [Member] Prime Rate Loans [Member]	May 31, 2011 United States [Member] Old Line of Credit [Member] LIBOR Loans [Member]	May 31, 2011 United States [Member] Old Line of Credit [Member] Standby Letters of Credit [Member] USD ($)	May 31, 2011 United States [Member] Old Line of Credit [Member] Certificates of Deposit [Member] USD ($)	May 31, 2011 United States [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2012 United States [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2011 United States [Member] New Line of Credit [Member] USD ($)	Oct. 31, 2011 United States [Member] New Line of Credit [Member] USD ($)	Jul. 31, 2011 United States [Member] New Line of Credit [Member] USD ($)	May 31, 2011 United States [Member] New Line of Credit [Member] Minimum [Member]	Dec. 31, 2011 United States [Member] New Line of Credit [Member] Standby Letters of Credit [Member] USD ($)	May 31, 2011 United States [Member] New Line of Credit [Member] Standby Letters of Credit [Member] USD ($)	May 31, 2011 United States [Member] New Line of Credit [Member] Certificates of Deposit [Member] USD ($)	May 31, 2012 Europe [Member] New Line of Credit [Member] USD ($)	May 31, 2012 Europe [Member] New Line of Credit [Member] EUR (€)	Sep. 30, 2011 Europe [Member] New Line of Credit [Member] USD ($)	Sep. 30, 2011 Europe [Member] New Line of Credit [Member] EUR (€)	Dec. 31, 2012 Europe [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2012 Europe [Member] New Line of Credit [Member] EUR (€)	Dec. 31, 2011 Europe [Member] New Line of Credit [Member] USD ($)
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount					$ 8,000					$ 9,000			$ 11,000	$ 10,000					$ 659	€ 500	$ 395	€ 300
Pledged assets used to secure credit facility								775	3,500							775	775	3,500
Discretionary reserve					500
Cash held as collateral										3,500		3,500		3,500
Accounts receivable and unbilled receivables used to secure credit facility											5,405												3,984
Credit facility, expiration date										May 25, 2013									Jan 1, 2014	Jan 1, 2014	Jan 1, 2013	Jan 1, 2013
Debt instrument, variable interest reference rate							LIBOR			LIBOR
Debt instrument, interest rate basis points above reference rate						1.00%	3.50%			4.50%					1.75%
Debt instrument, effective interest rate											6.25%
Weighted average interest rate	6.25%	6.25%	6.35%	6.08%
Costs associated with obtaining the new credit facility											650
Success fee to independent lender											300
Success fee payments											13
Credit facility, amount outstanding											8,581	8,086
Credit facility, remaining borrowing capacity											201	262											659	500
Guarantees	$ 83	€ 63																			$ 83	€ 63
Debt instrument, stated interest rate per annum																							6.00%	6.00%	6.00%

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and related	$ 6,157	$ 4,556
Accrued vacation	3,495	3,099
Accrued VAT	2,678	2,236
Current portion of liability to United States Department of Labor (see Note 10)	165	164
Other	1,637	2,762
Total accrued expenses and other current liabilities	$ 14,132	$ 12,817

CONVERTIBLE NOTES PAYABLE TO RELATED PARTY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended																1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2010 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member]	May 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member]	Nov. 30, 2011 Convertible Notes Payable [Member] Majority Shareholder [Member]	Sep. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member]	Jun. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member]	May 31, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	May 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	Nov. 30, 2011 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	Sep. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	May 31, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	May 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	Nov. 30, 2011 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	Sep. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	May 31, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]	May 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]	Nov. 30, 2011 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]	Sep. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]	May 31, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																							$ 27,000	$ 21,000	$ 19,000	$ 14,000	$ 12,000
Debt instrument, maturity date																							Nov 30, 2015	Nov 30, 2013	Nov 30, 2013	Nov 30, 2012	Nov 30, 2012
Debt instrument, variable interest reference rate							LIBOR	LIBOR	LIBOR	LIBOR		LIBOR
Debt instrument, interest rate basis points above reference rate													6.00%	6.00%	6.00%	6.00%	6.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Percent of interest in subsidiary securing arrangement							26.00%	26.00%	26.00%	26.00%		26.00%
Debt conversion, price per share							$ 2.1	$ 2.1	$ 2.1	$ 2.1		$ 2.1
Debt conversion, amount converted			250								250,000
Debt conversion, shares issued											119,048
Weighted average interest rate	6.25%	6.35%	6.08%	6.28%	6.32%	6.38%
Debt instrument, principal				23,612	17,903
Debt instrument, accrued interest				4,515	2,943
Interest expense	$ 1,570	$ 1,109	$ 763

LIABILITY TO UNITED STATES DEPARTMENT OF LABOR (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR [Abstract]
Settlement agreement with the United States Department of Labor, agreed amount	$ 1,500			$ 1,500
Estimated employer payroll tax obligations payable through 2015	100			100
Net present value of the obligation to the United States Department of Labor	(3,000)			(1,455)
Gain recognized on settlement with the DOL				1,545
First payment on January 1, 2011 toward the liability to the DOL			100
Semiannual payments toward the liability to the DOL			175
Interest rate per annum			1.00%
Semiannual payments for interest from the liability to the DOL			4
Schedule of Future Payments of the Liability to the DOL
2013		175
2014		350
2015		275
Future payments of the liability to the DOL, gross		800
Less: imputed interest		53
Future payments of the liability to the DOL, net		747
Less: current portion		165	164
Long-term portion		$ 582	$ 851

STOCK-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2005 Equity Incentive Plan [Member]	Feb. 28, 2005 2005 Equity Incentive Plan [Member]	Dec. 31, 2012 2008 Employees and Directors Commitment Stock Option Plan [Member]	Dec. 31, 2008 2008 Employees and Directors Commitment Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance					1,500,000		1,500,000
Options available for future grants	2,373,989
Stock Option Activity, Number
Outstanding, Beginning Balance
Granted	210,000			210,000
Exercised
Forfeited/Expired
Outstanding, Ending Balance	210,000
Stock Option Activity, Weighted Average Exercise Price
Outstanding, Beginning Balance
Granted	$ 1.05					$ 1.05
Exercised
Forfeited/Expired
Outstanding, Ending Balance	$ 1.05
Stock Option Activity, Additional Disclosures
Weighted Average Remaining Contractual Term	4 years 3 months 29 days
Intrinsic Value, Beginning Balance
Intrinsic Value, Ending Balance
Unrecognized compensation cost related to stock options granted	54
Unrecognized compensation cost, recognition period	16 months
Share-based compensation expense	$ 63

OTHER EXPENSE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER EXPENSE [Abstract]
Interest expense to related party (see Note 9)	$ (1,570)	$ (1,109)	$ (763)
Interest income (expense) related to uncertain tax positions (see Note 13)	(124)	721	(602)
Interest expense and other bank charges	(878)	(792)	(655)
Amortization of deferred financing costs	(325)	(202)
Interest income	26	4	10
Foreign currency gain (loss)	(321)	616	(330)
Dividend from NAS (see Note 4)			153
Other income (expense)	79	67	(33)
Total other expense, net	$ (3,113)	$ (695)	$ (2,220)

INCOME TAXES (Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	$ (7,776)	$ (5,210)	$ (5,236)
Income tax benefit (expense)
Current: The Netherlands			(97)
Current: Subsidiaries outside of the Netherlands, net of $499 and $(234) in income tax benefit (expense) related to prior period income tax positions in 2011 and 2010, respectively	(256)	293	(758)
Total current income tax benefit (expense)	(256)	293	(855)
Deferred: Subsidiaries outside of the Netherlands	12	(18)	151
Total income tax benefit (expense)	(244)	275	(704)
Income tax benefit (expense) related to prior period income tax positions		499	(1,333)
The Netherlands [Member]
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	(6,899)	(968)	(597)
Subsidiaries outside of the Netherlands [Member]
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	(877)	(4,242)	(4,640)
Income tax benefit (expense)
Income tax benefit (expense) related to prior period income tax positions		$ 499	$ (234)

INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Operating loss carryforwards	$ 19,572	$ 17,177
Capital loss carryforwards	149
Allowance for doubtful accounts	12	152
Tax credit carryforwards	588	588
Accrued expenses	744	1,319
Total deferred tax assets	21,065	19,236
Deferred tax liabilities:
Depreciation of property and equipment	(139)	(133)
Deferred tax assets net of deferred tax liabilities before valuation allowance	20,926	19,103
Valuation allowance	(20,781)	(18,970)
Deferred tax assets, net	145	133
Change in valuation allowance	1,811	(3,372)
The Netherlands [Member]
Deferred tax liabilities:
Net operating loss carry forward	27,012
Net operating loss carry forward expiration dates	2013 through 2021
United States [Member]
Deferred tax liabilities:
Net operating loss carry forward	31,084
Net operating loss carry forward expiration dates	2025 through 2032
Tax credit carryforwards	588
United States [Member] | Minimum [Member]
Deferred tax liabilities:
Tax credit carryforwards, expiration dates	Jan 1, 2024
United States [Member] | Maximum [Member]
Deferred tax liabilities:
Tax credit carryforwards, expiration dates	Dec 31, 2029
Israel [Member]
Deferred tax assets:
Capital loss carryforwards	596
Deferred tax liabilities:
Net operating loss carry forward	$ 4,028

INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
The Netherlands' statutory rate	25.00%	25.00%	25.00%
Effective income tax benefit from continuing operations at statutory rate	$ 1,944	$ 1,348	$ 1,618
Rate differential	199	31	286
Non-deductible income (expense)	(269)	495	(380)
Adjustments to prior year tax losses		499	(1,333)
Changes in valuation allowance	(1,811)	(1,456)	(984)
Other	(307)	(642)	89
Income tax benefit (expense) from continuing operations	$ (244)	$ 275	$ (704)

INCOME TAXES (Income Tax Examination) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended											12 Months Ended
	Aug. 31, 2012	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Current Liabilities From Discontinued Operations [Member]	Dec. 31, 2011 Current Liabilities From Discontinued Operations [Member]	Dec. 31, 2012 Income Taxes Payable [Member]	Dec. 31, 2011 Income Taxes Payable [Member]	Dec. 31, 2012 Income Taxes Payable Related To Current Operations [Member]	Dec. 31, 2011 Income Taxes Payable Related To Current Operations [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2012 Minimum [Member] The Netherlands [Member]	Dec. 31, 2012 Minimum [Member] Foreign Jurisdictions [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 Maximum [Member] The Netherlands [Member]	Dec. 31, 2012 Maximum [Member] Foreign Jurisdictions [Member]
Income Tax Examination [Line Items]
Years under examination												2002	2010	2005	2004	2012	2012
Income tax examination, assessed income tax liability					$ 7,325
Income tax liability reserve recorded					10,690
Reserve for interest and penalties					4,804
The total amount of outstanding initial tax claims to be settled with the Internal Revenue Service			3,329
The total amount of outstanding initial tax claims relating to interest charges, to be settled with the Internal Revenue Service			877
Payments for filing the Offer in Compromise Form	40
Unrecognized tax benefits		$ 3,458		$ 3,329		$ 1,937	$ 1,858	$ 1,521	$ 1,471	$ 193	$ 89

INCOME TAXES (Reconciliation of Accrued Tax Components) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Accrued unrecognized income tax benefits, beginning	$ 2,452	$ 5,886
Additions related to prior period tax positions
Reductions related to prior period tax positions	(40)	(3,434)
Accrued unrecognized income tax benefits, ending	2,412	2,452
Accrued interest, beginning	877	1,598
Additions (reductions) charged to expense	124	(721)
Accrued interest, ending	1,001	877
Accrued tax penalties, beginning		1,037
Additions (reductions) charged to expense	45	(1,037)
Accrued tax penalties, ending	$ 45

RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 Letter of Credit [Member] USD ($)	Jun. 30, 2010 Letter of Credit [Member] USD ($)	Dec. 31, 2012 Performance Guarantee [Member] USD ($)	Dec. 31, 2012 Performance Guarantee [Member] EUR (€)	Dec. 31, 2012 Related Party One [Member] USD ($)	Dec. 31, 2011 Related Party One [Member] USD ($)	Dec. 31, 2010 Related Party One [Member] USD ($)	Dec. 31, 2011 Related Party Two [Member] USD ($)	Dec. 31, 2010 Related Party Two [Member] USD ($)
Related Party Transaction [Line Items]
Legal expense	$ 66	$ 136	$ 140
Legal fees due	129	133
Selling services								86	107	87	60	60
Performance guarantee						1,581	1,200
Letter of credit				$ 775	$ 550

COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 1,324
2014	883
2015	503
2016	368
2017	379
Total	3,457
Rent expense	$ 1,999	$ 2,035	$ 1,709

COMMITMENTS AND CONTINGENCIES (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Feb. 29, 2012 EUR (€)	May 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Cash collateral for outstanding letters of credit [Member] USD ($)	Dec. 31, 2011 Cash collateral for outstanding letters of credit [Member] USD ($)
Commitments And Contingencies [Line Items]
Outstanding letters of credit				$ 285
Restricted cash										285	274
Guarantees as security for the remaining unpaid obligation				83	63
TSA contract, advanced payment received									26,000
Amount repaid on TSA contract									11,700
Amount due from the TSA with respect to services provided under the TSA Contract									17,300
Receivable from TSA									3,000
Write-off of receivable from United States Transportation Security Administration								3,000
Settlement loss			(3,000)					(1,455)
Gain recognized on settlement with the DOL								1,545
Penalty from United States Department of Labor			7,100					7,100
Settlement agreement with the United States Department of Labor, agreed amount			1,500					1,500
Claim against company for wrongful termination				620
Bonus payment from proceeds received by the Company upon the successful sale of subsidiary, percentage				8.00%	8.00%
Term of employment agreement	3 years
Total amount of special bonus payment owed to Manager per 2011 Employment and Termination Agreement	1,500
Employment and termination agreement expense				648	500	696	500
Monthly consulting fees			18
Future minimum payment under conulting agreement during the year ending December 31, 2013				216
Consulting agreement expense				216		216
Annual minimum fees associated with service agreement		375
Future minimum payment under the services agreement during the year ending December 31, 2013				125
Service agreement expense				$ 440		$ 204

SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 102,950	$ 100,327	$ 92,355
Depreciation and amortization	734	620	713
Income (loss) from continuing operations	(8,020)	(4,935)	(6,615)
Total assets from continuing operations	22,559	22,476	22,393
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	3	7	11
Income (loss) from continuing operations	(3,268)	(527)	(3,735)
Total assets from continuing operations	411	491	663
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	102,549	99,832	91,748
Depreciation and amortization	676	572	668
Income (loss) from continuing operations	(1,448)	(410)	1,395
Total assets from continuing operations	21,710	21,424	21,231
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	401	495	607
Depreciation and amortization	55	41	34
Income (loss) from continuing operations	(3,304)	(3,998)	(4,275)
Total assets from continuing operations	$ 438	$ 561	$ 499

SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 102,950	$ 100,327	$ 92,355
United States [Member]
Segment Reporting Information [Line Items]
Revenue	36,866	35,770	35,667
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	48,284	47,516	42,242
Other [Member]
Segment Reporting Information [Line Items]
Revenue	$ 17,800	$ 17,041	$ 14,446

SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,579	$ 1,689
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	521	550
Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	762	829
Other [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 296	$ 310

SUBSEQUENT EVENTS (Details) In Thousands, except Share data, unless otherwise specified	Feb. 28, 2013	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Feb. 28, 2013 Subsequent Event [Member] EUR (€)	Mar. 31, 2013 Subsequent Event [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] EUR (€)
Subsequent Event [Line Items]
Increase (decrease) in common stock, shares authorized				16,333,333
Common stock, shares authorized	33,333,334	17,000,000	17,000,000	33,333,334
Common stock, par value per share		€ 0.45	€ 0.45	€ 0.45
Additional number of shares to be authorized once 90% of existing authorized shares become issued and outstanding				116,666,667
Number of bank guarantees					2	2
First guarantee as security for the remaining unpaid obligation					$ 659	€ 500
Second guarantee as security for the remaining unpaid obligation					659	500
Monthly compensation owed under employment agreement					$ 16	€ 12

Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Year	$ 399		$ 339		$ 253
Charges to Costs and Expenses	46		158		138
Charges to Other Accounts
Deductions	(414)	[1]	(98)	[1]	(52)	[1]
End of Year	31		399		339
Allowance for net deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Year	18,970		22,342		23,326
Charges to Costs and Expenses
Charges to Other Accounts			(1,916)
Deductions	1,811	[1]	(1,456)	[1]	(984)	[1]
End of Year	$ 20,781		$ 18,970		$ 22,342

[1]	Write-off, net of recoveries for the allowance for doubtful accounts.